Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Total Payments
Total	$ 26,314,000	$ 26,314,000
UNITED STATES
Total	26,314,000	26,314,000
UNITED STATES | United States Federal Government [Member]
Total	$ 26,314,000	$ 26,314,000